UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-02611
Van Kampen Exchange Fund

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 12/31
Date of reporting period: 3/31/10

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Exchange Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 99.1%
Aerospace & Defense 1.0%
Honeywell International, Inc.	12,478	$564,879

Coal & Consumable Fuels 1.2%
Massey Energy Corp.	12,780	668,266

Commodity Chemicals 0.0%
Tronox, Inc., Class B (a)	2,189	1,576

Computer Hardware 3.4%
IBM Corp.	14,956	1,918,107

Construction & Engineering 2.1%
Fluor Corp.	25,559	1,188,749

Diversified Banks 1.0%
HSBC Holdings PLC — ADR (United Kingdom)	11,471	581,465

Forest Products 0.4%
Louisiana-Pacific Corp. (a)	25,866	234,087

Health Care Distributors 0.1%
Cardinal Health, Inc.	1,860	67,016
CareFusion Corp. (a)	930	24,580

		91,596

Health Care Equipment 1.0%
Baxter International, Inc.	9,960	579,672

Health Care Services 1.4%
Medco Health Solutions, Inc. (a)	12,102	781,305

Industrial Gases 9.8%
Air Products & Chemicals, Inc.	75,236	5,563,702

Industrial Machinery 1.6%
SPX Corp.	13,594	901,554

Van Kampen Exchange Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Integrated Oil & Gas 15.4%
BP PLC — ADR (United Kingdom)	33,740	$1,925,542
Exxon Mobil Corp.	54,219	3,631,589
Hess Corp.	51,692	3,233,334

		8,790,465

Multi-Line Insurance 0.1%
American International Group, Inc. (a)	2,076	70,875

Oil & Gas Drilling 0.3%
Transocean Ltd. (Switzerland) (a)	2,169	187,358

Oil & Gas Equipment & Services 8.9%
Baker Hughes, Inc.	25,531	1,195,872
Halliburton Co.	60,397	1,819,762
Schlumberger Ltd. (Netherlands Antilles)	32,031	2,032,687

		5,048,321

Oil & Gas Exploration & Production 4.7%
Apache Corp.	26,241	2,663,462

Packaged Foods & Meats 6.5%
McCormick & Co., Inc.	96,131	3,687,585

Pharmaceuticals 19.9%
Johnson & Johnson	53,320	3,476,464
Merck & Co., Inc.	122,062	4,559,016
Pfizer, Inc.	191,319	3,281,121

		11,316,601

Semiconductors 8.4%
Intel Corp.	215,966	4,807,403

Specialized REIT’s 1.7%
Plum Creek Timber Co., Inc.	25,500	992,205

Specialty Chemicals 10.2%
International Flavors & Fragrances, Inc.	49,513	2,360,285

Van Kampen Exchange Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Specialty Chemicals (continued)
Lubrizol Corp.	37,469	$3,436,656

		5,796,941

Total Long-Term Investments 99.1% (Cost $5,964,990)		56,436,174

Repurchase Agreements 0.8%
Banc of America Securities ($82,002 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/10, to be sold on 04/01/10 at $82,002)		82,002
JPMorgan Chase & Co. ($392,981 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/10, to be sold on 04/01/10 at $392,981)		392,981
State Street Bank & Trust Co. ($17 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 03/31/10, to be sold on 04/01/10 at $17)		17

Total Repurchase Agreements 0.8% (Cost $475,000)		475,000

Total Investments 99.9% (Cost $6,439,990)		56,911,174

Other Assets in Excess of Liabilities 0.1%		55,379

Net Assets 100.0%		$56,966,553

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security.

ADR	—	American Depositary Receipt

REIT	—	Real Estate Investment Trust
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean between the last reported bid and ask price. For those securities where quotations or prices

Van Kampen Exchange Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued
are not readily available, valuations are determined in accordance with procedures established in good faith by the Managing General Partners. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1—	Prices are based on quoted prices in active markets for identical investments

Level 2—	Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.

Level 3—	Prices are based on significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
		Other Significant	Significant
Investments	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Investments in an Asset Position
Common Stocks
Aerospace & Defense	$564,879	$—	$—	$564,879
Coal & Consumable Fuels	668,266	—	—	668,266
Commodity Chemicals	1,576	—	—	1,576
Computer Hardware	1,918,107	—	—	1,918,107

Van Kampen Exchange Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

	Level 1	Level 2	Level 3
		Other Significant	Significant
Investments	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Construction & Engineering	$1,188,749	$—	$—	$1,188,749
Diversified Banks	581,465	—	—	581,465
Forest Products	234,087	—	—	234,087
Health Care Distributors	91,596	—	—	91,596
Health Care Equipment	579,672	—	—	579,672
Health Care Services	781,305	—	—	781,305
Industrial Gases	5,563,702	—	—	5,563,702
Industrial Machinery	901,554	—	—	901,554
Integrated Oil & Gas	8,790,465	—	—	8,790,465
Multi-Line Insurance	70,875	—	—	70,875
Oil & Gas Drilling	187,358	—	—	187,358
Oil & Gas Equipment & Services	5,048,321	—	—	5,048,321
Oil & Gas Exploration & Production	2,663,462	—	—	2,663,462
Packaged Foods & Meats	3,687,585	—	—	3,687,585
Pharmaceuticals	11,316,601	—	—	11,316,601
Semiconductors	4,807,403	—	—	4,807,403
Specialized REIT’s	992,205	—	—	992,205
Specialty Chemicals	5,796,941	—	—	5,796,941
Repurchase Agreements	—	475,000	—	475,000

Total Investments in an Asset Position	$56,436,174	$475,000	$—	$56,911,174

Transfers between investment levels may occur as the markets fluctuate and/or as the availability of data used in an investment’s valuation changes. The Fund recognizes the transfer of investments into or out of a valuation level at month end. As of the three-month period ended March 31, 2010, the Fund did not have any investments transfer between valuation levels.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Exchange Fund

By:	/s/ Edward C. Wood III
	Name:	Edward C. Wood III
	Title:	Principal Executive Officer
	Date:	May 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
	Name:	Edward C. Wood III
	Title:	Principal Executive Officer
	Date:	May 17, 2010

By:	/s/ Stuart N. Schuldt
	Name:	Stuart N. Schuldt
	Title:	Principal Financial Officer
	Date:	May 17, 2010